Pension and Other Post-Employment Benefits (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation Plans [Abstract]
Health care cost trend rate for next year	7.31%	7.70%	8.99%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.61%	4.63%	4.64%
Year that the rate reaches the ultimate trend rate	2026	2025	2026